BEACON ACCELERATED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (99.57%)

Call Option Contracts (99.57%)

S&P 500® Mini Index:
Goldman Sachs	01/13/2023	$0.01	195	$7,487,025	$7,468,553
Goldman Sachs	01/13/2023	422.93	195	7,487,025	15,620
Goldman Sachs	02/14/2023	0.01	170	6,527,150	6,521,337
Goldman Sachs	02/14/2023	422.93	40	1,535,800	129
Goldman Sachs	02/14/2023	437.38	130	4,991,350	3,277
Goldman Sachs	03/14/2023	0.01	175	6,719,125	6,692,007
Goldman Sachs	03/14/2023	400.64	175	6,719,125	142,322
Goldman Sachs	04/14/2023	0.01	175	6,719,125	6,685,289
Goldman Sachs	04/14/2023	376.90	150	5,759,250	364,365
Goldman Sachs	04/14/2023	400.64	25	959,875	29,273
Goldman Sachs	05/12/2023	0.01	170	6,527,150	6,487,965
Goldman Sachs	05/12/2023	376.90	170	6,527,150	465,326
Goldman Sachs	06/14/2023	0.01	175	6,719,125	6,667,735
Goldman Sachs	06/14/2023	385.34	175	6,719,125	447,270
Goldman Sachs	07/14/2023	0.01	175	6,719,125	6,661,054
Goldman Sachs	07/14/2023	385.34	35	1,343,825	99,484
Goldman Sachs	07/14/2023	429.08	140	5,375,300	121,015
Goldman Sachs	08/14/2023	0.01	175	6,719,125	6,651,889
Goldman Sachs	08/14/2023	393.30	110	4,223,450	290,121
Goldman Sachs	08/14/2023	429.08	65	2,495,675	68,416
Goldman Sachs	09/14/2023	0.01	175	6,719,125	6,643,703
Goldman Sachs	09/14/2023	367.37	60	2,303,700	267,060
Goldman Sachs	09/14/2023	393.30	115	4,415,425	332,020
Goldman Sachs	10/13/2023	0.01	160	6,143,200	6,069,173
Goldman Sachs	10/13/2023	367.37	160	6,143,200	748,028
Goldman Sachs	11/14/2023	0.01	160	6,143,200	6,061,538
Goldman Sachs	11/14/2023	396.89	160	6,143,200	502,996
Goldman Sachs	12/14/2023	0.01	150	5,759,250	5,675,902
Goldman Sachs	12/14/2023	389.30	150	5,759,250	564,830
				157,803,450	82,747,697
TOTAL PURCHASED OPTION CONTRACTS
(Cost $88,605,970)				$157,803,450	$82,747,697

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.84%)

Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	3.700%	1,531,494	$1,531,494
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	4.200%	1,663,198	1,663,198
			3,194,692
TOTAL SHORT TERM INVESTMENTS
(Cost $3,194,692)			3,194,692

TOTAL INVESTMENTS (103.41%)
(Cost $91,800,662)			$85,942,389

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.41%)			(2,834,292)

NET ASSETS (100.00%)			$83,108,097

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (3.27%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (3.27%)

S&P 500® Mini Index
Goldman Sachs	01/13/23	$462.35	(390)	$623,786	$(14,974,050)	$(2,091)
Goldman Sachs	02/14/23	464.67	(80)	133,796	(3,071,600)	(389)
Goldman Sachs	02/14/23	474.99	(260)	402,207	(9,982,700)	(902)
Goldman Sachs	03/14/23	441.79	(350)	540,383	(13,438,250)	(22,977)
Goldman Sachs	04/14/23	418.92	(300)	450,285	(11,518,500)	(152,986)
Goldman Sachs	04/14/23	444.19	(50)	81,198	(1,919,750)	(6,667)
Goldman Sachs	05/12/23	421.00	(340)	531,403	(13,054,300)	(224,231)
Goldman Sachs	06/14/23	428.31	(350)	570,483	(13,438,250)	(240,489)
Goldman Sachs	07/14/23	431.70	(70)	117,877	(2,687,650)	(55,104)
Goldman Sachs	07/14/23	473.06	(280)	450,226	(10,750,600)	(38,946)
Goldman Sachs	08/14/23	439.32	(220)	369,589	(8,446,900)	(163,746)
Goldman Sachs	08/14/23	475.64	(130)	218,914	(4,991,350)	(23,585)
Goldman Sachs	09/14/23	416.60	(120)	213,834	(4,607,400)	(207,284)
Goldman Sachs	09/14/23	442.07	(230)	402,029	(8,830,850)	(192,264)
Goldman Sachs	10/13/23	418.99	(320)	597,424	(12,286,400)	(587,570)
Goldman Sachs	11/14/23	446.54	(320)	654,067	(12,286,400)	(335,522)
Goldman Sachs	12/14/23	436.21	(300)	544,639	(11,518,500)	(463,687)

TOTAL WRITTEN OPTION CONTRACTS				$6,902,140	$(157,803,450)	$(2,718,440)

BEACON PLANNED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (108.89%)

Call Option Contracts (98.69%)

S&P 500® Mini Index:
Goldman Sachs	01/13/2023	$58.25	300	$11,518,500	$9,764,006
Goldman Sachs	01/13/2023	60.00	285	10,942,575	9,226,015
Goldman Sachs	01/13/2023	62.50	175	6,719,125	5,621,421
Goldman Sachs	01/13/2023	444.53	300	11,518,500	261
Goldman Sachs	01/13/2023	457.63	285	10,942,575	143
Goldman Sachs	01/13/2023	479.25	175	6,719,125	37
Goldman Sachs	02/14/2023	54.78	380	14,590,100	12,484,620
Goldman Sachs	02/14/2023	58.25	400	15,358,000	13,003,691
Goldman Sachs	02/14/2023	423.00	380	14,590,100	30,251
Goldman Sachs	02/14/2023	444.53	400	15,358,000	5,559
Goldman Sachs	03/14/2023	54.78	490	18,813,550	16,078,936
Goldman Sachs	03/14/2023	57.32	290	11,134,550	9,443,339
Goldman Sachs	03/14/2023	423.00	490	18,813,550	108,822
Goldman Sachs	03/14/2023	438.58	290	11,134,550	23,565
Goldman Sachs	04/14/2023	52.30	320	12,286,400	10,574,416
Goldman Sachs	04/14/2023	57.32	460	17,661,700	14,973,001
Goldman Sachs	04/14/2023	401.19	320	12,286,400	367,013
Goldman Sachs	04/14/2023	438.58	460	17,661,700	84,943
Goldman Sachs	05/12/2023	49.17	340	13,054,300	11,333,294
Goldman Sachs	05/12/2023	52.30	440	16,893,800	14,527,145
Goldman Sachs	05/12/2023	377.02	340	13,054,300	928,058
Goldman Sachs	05/12/2023	401.19	440	16,893,800	628,290
Goldman Sachs	06/14/2023	49.17	465	17,853,675	15,481,056
Goldman Sachs	06/14/2023	49.95	315	12,094,425	10,463,239
Goldman Sachs	06/14/2023	377.02	465	17,853,675	1,416,988
Goldman Sachs	06/14/2023	385.66	315	12,094,425	799,298
Goldman Sachs	07/14/2023	49.95	525	20,157,375	17,430,117
Goldman Sachs	07/14/2023	55.68	255	9,790,725	8,323,777
Goldman Sachs	07/14/2023	385.66	525	20,157,375	1,482,553
Goldman Sachs	07/14/2023	429.55	255	9,790,725	216,797
Goldman Sachs	08/14/2023	51.50	285	10,942,575	9,410,482
Goldman Sachs	08/14/2023	55.68	495	19,005,525	16,142,801
Goldman Sachs	08/14/2023	392.10	285	10,942,575	770,413
Goldman Sachs	08/14/2023	429.55	495	19,005,525	513,364
Goldman Sachs	09/14/2023	47.25	230	8,830,850	7,682,345
Goldman Sachs	09/14/2023	51.50	560	21,501,200	18,474,975
Goldman Sachs	09/14/2023	368.10	230	8,830,850	1,013,020
Goldman Sachs	09/14/2023	392.10	560	21,501,200	1,651,694
Goldman Sachs	10/13/2023	47.25	630	24,188,850	21,034,404
Goldman Sachs	10/13/2023	52.05	170	6,527,150	5,597,454
Goldman Sachs	10/13/2023	368.10	630	24,188,850	2,916,089
Goldman Sachs	10/13/2023	397.10	170	6,527,150	493,138
Goldman Sachs	11/14/2023	50.90	135	5,183,325	4,456,390
Goldman Sachs	11/14/2023	52.05	640	24,572,800	21,056,097
Goldman Sachs	11/14/2023	389.18	135	5,183,325	482,477
Goldman Sachs	11/14/2023	397.10	640	24,572,800	2,004,704
Goldman Sachs	12/14/2023	50.90	475	18,237,625	15,667,572
Goldman Sachs	12/14/2023	389.18	475	18,237,625	1,791,799
				695,717,400	315,979,869

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (108.89%) (continued)

Put Option Contracts (10.20%)

S&P 500® Mini Index:
Goldman Sachs	01/13/2023	$444.53	300	$11,518,500	$1,804,997
Goldman Sachs	01/13/2023	457.63	285	10,942,575	2,087,359
Goldman Sachs	01/13/2023	479.25	175	6,719,125	1,659,369
Goldman Sachs	02/14/2023	423.00	380	14,590,100	1,458,805
Goldman Sachs	02/14/2023	444.53	400	15,358,000	2,365,626
Goldman Sachs	03/14/2023	423.00	490	18,813,550	1,904,376
Goldman Sachs	03/14/2023	438.58	290	11,134,550	1,532,188
Goldman Sachs	04/14/2023	401.19	320	12,286,400	802,483
Goldman Sachs	04/14/2023	438.58	460	17,661,700	2,407,055
Goldman Sachs	05/12/2023	377.02	340	13,054,300	549,573
Goldman Sachs	05/12/2023	401.19	440	16,893,800	1,181,491
Goldman Sachs	06/14/2023	377.02	465	17,853,675	849,414
Goldman Sachs	06/14/2023	385.66	315	12,094,425	679,507
Goldman Sachs	07/14/2023	385.66	525	20,157,375	1,214,690
Goldman Sachs	07/14/2023	429.55	255	9,790,725	1,176,516
Goldman Sachs	08/14/2023	392.10	285	10,942,575	775,533
Goldman Sachs	08/14/2023	429.55	495	19,005,525	2,318,903
Goldman Sachs	09/14/2023	368.10	230	8,830,850	457,973
Goldman Sachs	09/14/2023	392.10	560	21,501,200	1,598,333
Goldman Sachs	10/13/2023	368.10	630	24,188,850	1,326,702
Goldman Sachs	10/13/2023	397.10	170	6,527,150	538,512
Goldman Sachs	11/14/2023	389.18	135	5,183,325	400,218
Goldman Sachs	11/14/2023	397.10	640	24,572,800	2,100,231
Goldman Sachs	12/14/2023	389.18	475	18,237,625	1,453,666
				347,858,700	32,643,520
TOTAL PURCHASED OPTION CONTRACTS
(Cost $383,853,503)				$1,043,576,100	$348,623,389

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.49%)

Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	3.700%	4,126,704	$4,126,705
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	4.200%	659,738	659,738
			4,786,443
TOTAL SHORT TERM INVESTMENTS
(Cost $4,786,443)			4,786,443

TOTAL INVESTMENTS (110.38%)
(Cost $388,639,946)			$353,409,832

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.38%)			(33,239,503)

NET ASSETS (100.00%)			$320,170,329

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (10.07%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (4.97%)

S&P 500® Mini Index
Goldman Sachs	01/13/23	$400.08	(300)	$628,185	$(11,518,500)	$(506,832)
Goldman Sachs	01/13/23	411.87	(285)	700,233	(10,942,575)	(789,665)
Goldman Sachs	01/13/23	431.33	(175)	441,168	(6,719,125)	(822,439)
Goldman Sachs	02/14/23	380.70	(380)	894,881	(14,590,100)	(369,692)
Goldman Sachs	02/14/23	400.08	(400)	881,580	(15,358,000)	(792,750)
Goldman Sachs	03/14/23	380.70	(490)	1,209,787	(18,813,550)	(625,725)
Goldman Sachs	03/14/23	394.72	(290)	617,686	(11,134,550)	(557,692)
Goldman Sachs	04/14/23	361.07	(320)	671,664	(12,286,400)	(301,993)
Goldman Sachs	03/14/23	394.72	(460)	1,014,277	(17,661,700)	(999,170)
Goldman Sachs	05/12/23	339.32	(340)	676,583	(13,054,300)	(218,456)
Goldman Sachs	05/12/23	361.07	(440)	967,538	(16,893,800)	(502,283)
Goldman Sachs	06/14/23	339.32	(465)	965,317	(17,853,675)	(381,380)
Goldman Sachs	06/14/23	347.09	(315)	620,220	(12,094,425)	(309,675)
Goldman Sachs	07/14/23	347.09	(525)	1,087,249	(20,157,375)	(595,301)
Goldman Sachs	07/14/23	386.60	(255)	478,367	(9,790,725)	(599,579)
Goldman Sachs	07/14/23	414.20	(1,050)	2,548,299	(40,314,750)	(1,465,562)
Goldman Sachs	08/14/23	352.89	(285)	542,626	(10,942,575)	(402,675)
Goldman Sachs	08/14/23	386.60	(495)	977,601	(19,005,525)	(1,237,965)
Goldman Sachs	09/14/23	331.29	(230)	424,109	(8,830,850)	(245,304)
Goldman Sachs	09/14/23	352.89	(560)	1,124,452	(21,501,200)	(866,173)
Goldman Sachs	10/13/23	331.29	(630)	1,202,639	(24,188,850)	(737,759)
Goldman Sachs	10/13/23	357.39	(170)	299,194	(6,527,150)	(302,965)
Goldman Sachs	11/14/23	350.26	(135)	228,617	(5,183,325)	(230,741)
Goldman Sachs	11/14/23	357.39	(640)	1,192,296	(24,572,800)	(1,216,484)
Goldman Sachs	12/14/23	350.26	(475)	845,719	(18,237,625)	(855,408)
				21,240,287	(388,173,450)	(15,933,668)
Call Option Contracts - (5.10%)

S&P 500® Mini Index
Goldman Sachs	01/13/23	467.20	(600)	1,387,171	(23,037,000)	(204)
Goldman Sachs	01/13/23	481.70	(570)	1,280,766	(21,885,150)	(108)
Goldman Sachs	01/13/23	502.49	(350)	788,186	(13,438,250)	(29)
Goldman Sachs	02/14/23	448.59	(760)	1,897,683	(29,180,200)	(8,173)
Goldman Sachs	02/14/23	469.07	(800)	1,919,161	(30,716,000)	(3,256)
Goldman Sachs	03/14/23	450.58	(980)	2,653,792	(37,627,100)	(35,056)
Goldman Sachs	03/14/23	463.10	(580)	1,386,171	(22,269,100)	(10,439)
Goldman Sachs	04/14/23	427.67	(640)	1,530,209	(24,572,800)	(217,360)
Goldman Sachs	04/14/23	465.25	(920)	2,351,475	(35,323,400)	(36,985)
Goldman Sachs	05/12/23	404.54	(680)	1,593,207	(26,108,600)	(850,443)
Goldman Sachs	05/12/23	429.47	(880)	2,160,357	(33,787,600)	(409,064)
Goldman Sachs	06/14/23	406.62	(930)	2,250,554	(35,707,350)	(1,351,667)
Goldman Sachs	06/14/23	412.66	(630)	1,479,209	(24,188,850)	(762,601)
Goldman Sachs	07/14/23	457.13	(510)	1,212,245	(19,581,450)	(142,538)
Goldman Sachs	08/14/23	421.39	(570)	1,384,502	(21,885,150)	(752,570)
Goldman Sachs	08/14/23	459.27	(990)	2,448,221	(38,011,050)	(348,563)
Goldman Sachs	09/14/23	399.39	(460)	1,139,397	(17,661,700)	(1,175,234)
Goldman Sachs	09/14/23	423.86	(1,120)	2,815,625	(43,002,400)	(1,602,586)
Goldman Sachs	10/13/23	401.41	(1,260)	3,241,918	(48,377,700)	(3,366,165)
Goldman Sachs	10/13/23	426.96	(340)	864,607	(13,054,300)	(514,608)
Goldman Sachs	11/14/23	417.59	(270)	661,625	(10,366,650)	(571,205)
Goldman Sachs	11/14/23	429.34	(1,280)	3,372,750	(49,145,600)	(2,083,397)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Goldman Sachs	12/14/23	$420.31	(950)	$2,397,289	$(36,475,250)	$(2,074,708)
				42,216,120	(655,402,650)	(16,316,959)

TOTAL WRITTEN OPTION CONTRACTS				$63,456,407	$(1,043,576,100)	$(32,250,627)

Notes to Quarterly Portfolio of Investments

December 31, 2022 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

BEACON ACCELERATED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$82,747,697	$–	$82,747,697
Short Term Investments	3,194,692	–	–	3,194,692
Total	$3,194,692	$82,747,697	$–	$85,942,389

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(2,718,440)	$–	$(2,718,440)
Total	$–	$(2,718,440)	$–	$(2,718,440)

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$348,623,389	$–	$348,623,389
Short Term Investments	4,786,443	–	–	4,786,443
Total	$4,786,443	$348,623,389	$–	$353,409,832

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(32,250,627)	$–	$(32,250,627)
Total	$–	$(32,250,627)	$–	$(32,250,627)

As of December 31, 2022, the Funds did not hold any level 3 securities.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a fund and are apportioned among the classes based on average net assets of each class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

3. DERIVATIVE INSTRUMENTS

Each Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.